Environmental Trust Funds - Schedule of Environmental Trust Funds (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Environmental Trust Funds [Abstract]
Balance at beginning of the year	$ 44.5	[1]	$ 35.0
Contributions from continuing operations	8.6		7.5
Interest earned	0.5		1.0	[1]	$ 0.4	[1]
Translation adjustment	1.9		1.0
Balance at end of the year	$ 55.5		$ 44.5	[1]	$ 35.0

[1]	As Restated - Refer note 40 for further details.